INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 106,488	$ 96,363
Finite-Lived Intangible Assets, Accumulated Amortization	72,913	63,820
Intangible assets, net	33,575	32,543
Capitalized software costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	67,106	63,260
Finite-Lived Intangible Assets, Accumulated Amortization	53,096	49,072
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	31,936	26,618
Finite-Lived Intangible Assets, Accumulated Amortization	16,336	12,817
Backlog and non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	2,371	1,623
Finite-Lived Intangible Assets, Accumulated Amortization	2,039	1,142
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	5,075	4,862
Finite-Lived Intangible Assets, Accumulated Amortization	$ 1,442	$ 789